WARRANTS AND STOCK OPTIONS - Disclosure of number and weighted average exercise prices of share options (Details)		1 Months Ended				12 Months Ended
	Nov. 09, 2020 shares	Jul. 27, 2020 shares	Jun. 11, 2020 shares	Jun. 18, 2019 shares	Apr. 23, 2019 shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Warrants And Stock Options [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share						6,150,001	5,200,001
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period						$ 0.96	$ 0.98
Number of share options granted in share-based payment arrangement	200,000	1,950,000	200,000	1,675,000	400,000	2,350,000	2,075,000
Weighted average exercise price of share options granted in share-based payment arrangement						$ 1.59	$ 0.87
Number of share options exercised in share-based payment arrangement | Share						(1,133,334)	(125,000)
Weighted average exercise price of share options exercised in share-based payment arrangement						$ 0.75	$ 0.58
Number of share options expired in share-based payment arrangement | Share						(100,000)	(850,000)
Weighted average exercise price of share options expired in share-based payment arrangement						$ 0.67	$ 0.90
Number of share options cancelled in share based payment arrangement | Share						(100,000)
Weighted average exercise price of share options cancelled in share based payment arrangement						$ 0.90
Number of share options forfeited in share-based payment arrangement | Share						(66,667)	(150,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement						$ 1.66	$ 1.20
Number of share options outstanding in share-based payment arrangement at end of period | Share						7,075,000	6,150,001
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period						$ 1.19	$ 0.96